SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Accounting Policies [Abstract]
Description of accounting policy for accounting framework [text block]
Accounting Framework
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Description of accounting policy for principles of consolidation [text block]
Principles of Consolidation
The consolidated financial statements included the accounts of Vermilion Energy Inc. and its subsidiaries.  Vermilion’s subsidiaries include entities in each of the jurisdictions that Vermilion operates as described in Note 4 including: Canada, France, Netherlands, Germany, Ireland (through an Irish Branch of a Cayman Islands incorporated company), Australia, and the United States. Vermilion Energy Inc. directly or indirectly through holding companies owns all of the voting securities of each material subsidiary. Transactions between Vermilion Energy Inc. and its subsidiaries have been eliminated.

Vermilion accounts for joint operations by recognizing the Company’s share of assets, liabilities, income and expenses.

Description of accounting policy for exploration and evaluation expenditures [text block]
Exploration and Evaluation Assets
Vermilion classifies costs as Exploration and Evaluation (“E&;E”) assets when they relate to exploring and evaluating an area for which the Company has the licence or right to explore and extract resources. E&;E costs may include: geological and geophysical costs; land and license acquisition costs; and costs for the drilling, completion, and testing of exploration wells.

E&;E costs are reclassified to capital assets if the technical feasibility and commercial viability of the area can be determined. E&;E assets are assessed for impairment prior to any reclassification. The technical feasibility and commercial viability of extracting the reserves is considered to be determinable when proved and probable reserves are identified.

Costs incurred prior to the acquisition of the legal rights to explore an area are expensed as incurred. If reserves are not found within the license area or the area is abandoned, the related E&;E costs are amortized over a period not greater than five years. If an exploration license expires prior to the commencement of exploration activities, the cost of the exploration license is written off through depletion in the year of expiration.

Description of accounting policy for property, plant and equipment [text block]
Capital Assets
Vermilion recognizes capital assets at cost less accumulated depletion, depreciation and impairment losses. Costs include directly attributable costs incurred for the drilling and completion of wells and the construction of production and processing facilities.

When components of capital assets are replaced, disposed of, or no longer in use, they are derecognized. Gains and losses on disposal of capital assets are determined by comparing the proceeds of disposal compared to the carrying amount.

Description of accounting policy for depreciation expense [text block]
Depletion and Depreciation
Capital assets are grouped into depletion units, which are groups of assets within a specific production area that have similar economic lives. Depletion units represent the lowest level of disaggregation for which costs are accumulated for the purposes of calculating depletion and depreciation.

The net carrying value of each depletion unit is depleted using the unit of production method by reference to the ratio of production in the period to the total proved and probable reserves, taking into account the future development costs necessary to bring the applicable reserves into production.

For the purposes of the depletion calculations, oil and gas reserves are converted to a common unit of measure on the basis of their relative energy content based on a conversion ratio of six thousand cubic feet of natural gas to one barrel of oil equivalent.

Description of accounting policy for impairment of assets [text block]
Impairment of Capital Assets and Exploration and Evaluation Assets
Depletion units are aggregated into cash generating units (“CGUs”) for impairment testing. CGUs are the lowest level for which there are identifiable cash inflows that are largely independent of cash inflows of other groups of assets. CGUs are reviewed for indicators of potential impairment at each reporting date.

E&;E assets are tested for impairment when reclassified to capital assets or when indicators of potential impairment are identified. E&;E assets are reviewed for indicators of potential impairment at each reporting date. If indicators of potential impairment are identified, E&;E assets are tested for impairment as part of the CGU attributable to the jurisdiction the exploration area resides.

If an indicator of potential impairment exists, the CGU’s carrying value is compared to its recoverable amount. A CGU’s recoverable amount is the higher of its fair value less costs of disposal and its value in use. If the carrying amount of a CGU exceeds its recoverable amount, an impairment loss is recognized to reduce the carrying value of the CGU to its recoverable amount.

If an impairment loss has been recognized in a prior period, an assessment is performed at each reporting date to determine if the circumstances which led to the impairment loss have reversed. If the change in circumstances results in the recoverable amount being higher than the carrying value after the impairment loss, then the impairment loss (net of depletion that would otherwise have been recorded) is reversed.

Description of accounting policy for leases [text block]
Finance Leases
Finance leases are leases which transfer substantially all of the risks and rewards incidental to legal ownership of the leased asset to Vermilion. A finance lease obligation is recognized at the commencement of the lease term at the lower of fair value of the leased asset or the present value of the minimum lease payments. Interest expense is recognized on the finance lease obligation using the effective interest method.

Description of accounting policy for determining components of cash and cash equivalents [text block]	Cash and Cash Equivalents Cash and cash equivalents include cash on deposit with financial institutions and guaranteed investment certificates.

Description of accounting policy for measuring inventories [text block]
Crude Oil Inventory
Crude oil inventory is valued at the lower of cost or net realizable value. The cost of crude oil inventory produced includes related operating expense, royalties, and depletion determined on a weighted-average basis.

Description of accounting policy for asset retirement obligation [text block]
Asset Retirement Obligations
Vermilion recognizes a provision for asset retirement obligations when an event occurs giving rise to an obligation of uncertain timing or amount. Asset retirement obligations are recognized on the consolidated balance sheet as a long-term liability with a corresponding increase to E&;E or capital assets.

Asset retirement obligations reflect the present value of estimated future settlement costs. The discount rate used to calculate the present value is specific to the jurisdiction the obligation relates to and is reflective of current market assessment of the time value of money and risks specific to the liabilities that have not been reflected in the cash flow estimates.

Asset retirement obligations are remeasured at each reporting period to reflect changes in discount rates and estimated future settlement costs. Asset retirement obligations are increased each reporting period to reflect the passage of time with a corresponding charge to accretion expense.

Description of accounting policy for recognition of revenue [text block]
Revenue Recognition
Revenues associated with the sale of petroleum and natural gas are recorded when title passes to the customer. Revenue is recognized when all of the following conditions have been satisfied:
•	Vermilion has transferred the significant risks and rewards of ownership of the petroleum and natural gas to the customer;
•	Vermilion retains no continuing managerial involvement to the degree usually associated with ownership or effective control over the petroleum or natural gas sold;
•	The amount of the revenue can be reliably measured;
•	It is probable that the economic benefits associated with the transaction will flow to Vermilion; and
•	The costs incurred or to be incurred in respect of the transaction can be measured reliably.

Description of accounting policy for financial instruments [text block]
Financial Instruments
On initial recognition, financial instruments are measured at fair value. Measurement in subsequent periods depends on the classification of the financial instrument as described below:

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Held for trading: Held for trading financial instruments are subsequently measured at fair value on the consolidated balance sheet and gains and losses are recognized in net earnings. Cash and cash equivalents and derivatives assets and liabilities are classified as held for trading.

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Loans and receivables and other financial liabilities: Loans and receivables and other financial liabilities are subsequently measured at amortized cost. Accounts receivable are classified as loans and receivables. Accounts payable and accrued liabilities, dividends payable, finance lease, and long-term debt are classified as other financial liabilities.

Description of accounting policy for share-based payment transactions [text block]
Equity Based Compensation
Equity based compensation expense results from equity-settled awards issued under Vermilion’s long-term share-based compensation plan (the “Vermilion Incentive Plan” or “VIP”) as well as the grant date fair value of Vermilion common shares issued under the Company’s bonus and employee share savings plans.

Equity-settled awards issued under the VIP vest over a period of one to three years and awards outstanding are adjusted upon vesting by a performance factor determined by the Company’s Board of Directors. Equity based compensation expense for the VIP is recognized over the vesting period with a corresponding adjustment to contributed surplus. The expense recognized is based on the grant date fair value of the VIP awards, an estimate of the performance factor that will be achieved, and an estimate of forfeiture rates based on historical vesting data. Dividends notionally accrue to the VIP awards and are excluded in the determination of grant date fair values. Upon vesting, the amount recognized in contributed surplus is reclassified to shareholders’ capital.

The grant date fair value of the equity-settled awards issued under the VIP and the grant date fair value of Vermilion common shares issued under the Company’s bonus and employee share savings plans are determined as the closing price of Vermilion’s common shares on the Toronto Stock Exchange on the grant date.

Description of accounting policy for earnings per share [text block]
Per Share Amounts
Basic net earnings (loss) per share is calculated by dividing net earnings (loss) by the weighted-average number of shares outstanding during the period.

Diluted net earnings (loss) per share is calculated by dividing net earnings (loss) by the diluted weighted-average number of shares outstanding during the period. The diluted weighted-average number of shares outstanding is the sum of the basic weighted-average number of shares outstanding and, to the extent inclusion reduces diluted net earnings per share, the number of shares issuable under the VIP determined using the treasury stock method. The treasury stock method assumes that the unrecognized equity based compensation expense are deemed proceeds used to repurchase Vermilion common shares at the average market price during the period.

Description of accounting policy for foreign currency translation [text block]
Foreign Currency Translation
Vermilion Energy Inc.’s functional and presentation currency is the Canadian dollar. Vermilion has subsidiaries that transact and operate in countries other than Canada and have functional currencies other than the Canadian dollar.

Foreign currency translations include the translation of foreign currency transactions and the translation of foreign operations.

Foreign currency transaction translations occur when translating transactions in foreign currencies to the applicable functional currency of Vermilion Energy Inc. and its subsidiaries. Gains and losses from foreign currency transactions are recorded as foreign exchange gains or losses. Foreign currency transaction translations occur as follows:

•	Income and expenses are translated at the prevailing rates on the date of the transaction
•	Non-monetary assets or liabilities are carried at the prevailing rates on the date of the transaction
•	Monetary items are translated at the prevailing rates at the balance sheet date

Foreign operation translations occur when translating the financial statements of non-Canadian functional currency subsidiaries to the Canadian dollar and when translating intercompany loans that are deemed to represent net investments in a foreign subsidiary. Gains and losses from foreign operation translations are recorded as currency translation adjustments. Foreign operation translations occur as follows:

•	Income and expenses are translated at the average exchange rates for the period
•	Assets and liabilities are translated at the prevailing rates on the balance sheet date.

Description of accounting policy for income tax [text block]
Income Taxes
Deferred taxes are calculated using the balance sheet method. Deferred tax is recognized for the estimated effect of any temporary differences between the amounts recognized on Vermilion’s consolidated balance sheet and the respective tax basis. This calculation uses enacted or substantively enacted tax rates that are expected to be in effect when the temporary differences are expected to reverse. The effect of a change in tax rates on deferred taxes is recognized in the period the related legislation is substantively enacted.

Deferred tax assets are recognized to the extent that it is probable that future taxable profits will be available against which the deductible temporary differences can be used. Deferred tax assets are reviewed at each reporting date and are reduced to the extent it is no longer probable that the related tax benefit will be realized.

Description of accounting policy for business combinations [text block]
Business Combinations
Acquisitions of corporations or groups of assets are accounted for as business combinations using the acquisition method if the acquired assets constitute a business. Under the acquisition method, assets acquired and liabilities assumed in a business combination are measured at the fair value. If applicable, the excess or deficiency of net assets acquired compared to consideration paid is recognized as a gain on business combination or as goodwill on the consolidated balance sheet. Acquisition-related costs incurred to effect a business combination are expensed in the period incurred.

Description of accounting policy for management judgements and estimation uncertainty [text block]
Management Judgments and Estimation Uncertainty
The preparation of the consolidated financial statements in accordance with IFRS requires management to make judgments, estimates, and assumptions that affect the reported amount of assets, liabilities, income and expenses. Actual results could differ significantly from these estimates.

Key areas where management has made judgments, estimates, and assumptions include:

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Asset retirement obligations: Asset retirement obligations are based on judgments regarding regulatory requirements, estimates of future costs, the expected timing of expenditures, and the underlying risk inherent to the asset based on the jurisdiction it relates to. The carrying balance of asset retirement obligations and accretion expense may differ due to changes in: laws and regulations, technology, the expected timing of expenditures, and market conditions affecting the discount rate applied.

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Determination of CGUs: CGU determination is subject to management’s judgment of the lowest level at which there are identifiable cash inflows that are largely independent of the cash inflows of other groups of assets. The factors used by Vermilion to determine CGUs vary by jurisdiction due to their unique operating and geographic conditions. In general, Vermilion will assess the following factors: geographic proximity of the assets within a group to one another, geographic proximity of the group of assets to other groups of assets, homogeneity of the production from the group of assets and the sharing of infrastructure used to process and/or transport production. The composition of CGUs can directly impact the calculated recoverable amount of a CGU and the recorded impairment loss or recovery.

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Assessment of impairments or recovery of previous impairments: The calculation of the recoverable amount of a CGU is based on market factors (including estimated future commodity prices) and estimates of reserves and resources. Reserve and resource estimates are based on: engineering data, estimated future commodity prices, expected future rates of production, and assumptions regarding the timing and amount of future expenditures. Changes in these judgments, estimates and assumptions can directly impact the calculated recoverable amount of a CGU and the recorded impairment loss or recovery.

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Income Taxes: Tax interpretations, regulations, and legislation in the various jurisdictions in which Vermilion and its subsidiaries operate are subject to change and interpretation. Changes in laws and interpretations can affect the timing of the reversal of temporary tax differences, the tax rates in effect when such differences reverse and Vermilion’s ability to use tax losses and other tax pools in the future. The Company’s income tax filings are subject to audit by taxation authorities in numerous jurisdictions and the results of such audits may increase or decrease the tax liability. The determination of tax amounts recognized in the consolidated financial statements are based on management’s assessment of the tax positions, which includes consideration of their technical merits, communications with tax authorities and management’s view of the most likely outcome. Deferred tax assets and related valuation assessments are based on estimates of future profitability.